Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

SEC rules require us to provide the following information regarding executive compensation for Dominic Silvester, our Chief Executive Officer, and our other named executive officers for the fiscal years listed below. For purposes of this disclosure, Mr. Silvester is referred to as the “PEO” (principal executive officer) and the other named executive officers for each of the covered years are referred to as the “Non-PEO NEOs.”
Generally, the SEC-defined “Compensation Actually Paid” (“CAP”) is calculated by starting with the Summary Compensation Table total values (“SCT Totals”) and making the following adjustments to the SCT Totals: (1) deducting the grant date value of equity granted during the year; (2) deducting the change in pension value for the year (if any); (3) adding the year-end fair value of unvested equity awards granted during the year; (4) adding, for awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; (5) adding, for awards granted in prior years that vested during the year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value; and (6) adding the pension service cost for that year (if any).
CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected, for example, in the significant decrease to 2022 CAP). For a discussion of how our Human Resources and Compensation Committee assesses our named executive officers’ pay each year, see “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for the fiscal years 2020, 2021 and 2022.

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Earnings (Loss) (in millions)	Adjusted ROE*(6)

2023	$7,492,326	$25,190,889	$5,561,313	$8,156,660	$142.69	$168.05	$1,118	18.8%

2022	$20,941,190	$7,281,225	$3,241,675	$(177,613)	$111.69	$151.65	$(870)	(1.1)%

2021	$5,189,781	$14,658,427	$2,584,898	$2,989,277	$119.69	$127.58	$538	10.1%

2020	$23,548,966	$27,697,926	$7,542,123	$7,241,141	$99.05	$106.96	$1,759	41.9%

*Non-GAAP measure; refer to Appendix A for reconciliation to the applicable GAAP financial measure.
(1)Dominic Silvester has served as our PEO for the entirety of 2020, 2021, 2022 and 2023. Non-PEO NEOs for the applicable years were as follows:
•2023: Orla Gregory; Matthew Kirk; David Ni; Paul Brockman; and Nazar Alobaidat
•2022: Paul O'Shea; Orla Gregory; David Ni; and Paul Brockman
•2021: Paul O'Shea; Orla Gregory; Paul Brockman; Nazar Alobaidat; Guy Bowker; and Zachary Wolf
•2020: Paul O'Shea; Guy Bowker; Orla Gregory; and Paul Brockman
(2)Amounts reported in this column represent (i) the SCT Total for the applicable year in the case of Mr. Silvester and (ii) the average of the SCT Totals for the applicable year for our Non-PEO NEOs for the applicable year.
(3)To calculate CAP, adjustments were made to the SCT Totals for the applicable year. A reconciliation of the adjustments for Mr. Silvester and for the average of the Non-PEO NEOs is set forth following the footnotes to this table. As such, the amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.
(4)Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)The Total Shareholder Return peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in our Annual Report on Form 10-K).
	(6)As discussed in "Executive Compensation - Compensation Discussion and Analysis - Annual Incentive Program," the Human Resources and Compensation Committee selected Adjusted ROE as the sole financial metric for evaluating management's performance in the 2023 Annual Incentive Compensation Program (the "AIP"). This measure was used to determine 45% of the award granted pursuant to the 2023 AIP in the case of Mr. Silvester and Ms. Gregory and 20% of the award granted pursuant to the 2023 AIP in the case of Messrs. Kirk, Ni, Brockman and Alobaidat.
Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	Orla Gregory; Matthew Kirk; David Ni; Paul Brockman; and Nazar Alobaidat	Paul O'Shea; Orla Gregory; David Ni; and Paul Brockman	Paul O'Shea; Orla Gregory; Paul Brockman; Nazar Alobaidat; Guy Bowker; and Zachary Wolf	Paul O'Shea; Guy Bowker; Orla Gregory; and Paul Brockman
Peer Group Issuers, Footnote	The Total Shareholder Return peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in our Annual Report on Form 10-K).
PEO Total Compensation Amount	$ 7,492,326	$ 20,941,190	$ 5,189,781	$ 23,548,966
PEO Actually Paid Compensation Amount	$ 25,190,889	7,281,225	14,658,427	27,697,926
Adjustment To PEO Compensation, Footnote
Reconciliation of CAP Adjustments

Year	Summary Compensation Table Total(a)	(Minus) Equity Award Values Reported in Summary Compensation Table for Covered Year(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Plus/(Minus) Change in Fair Value at Vesting of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	Equals Compensation Actually Paid

PEO

2023	$7,492,326	$—	$—	$17,698,563	$—	$—	$—	$25,190,889

2022	$20,941,190	$(15,413,418)	$—	$1,753,453	$—	$—	$—	$7,281,225

2021	$5,189,781	$—	$—	$9,468,646	$—	$—	$—	$14,658,427

2020	$23,548,966	$(13,648,652)	$20,028,958	$—	$—	$(2,231,346)	$—	$27,697,926

Average of Non-PEO NEOs

2023	$5,561,313	$(3,487,979)	$5,820,343	$250,219	$—	$12,764	$—	$8,156,660

2022	$3,241,675	$(1,061,221)	$936,463	$(3,328,690)	$—	$34,160	$—	$(177,613)

2021	$2,584,898	$(905,304)	$686,113	$1,276,882	$66,472	$76,179	$(795,964)	$2,989,277

2020	$7,542,123	$(4,714,638)	$4,823,418	$193,059	$—	$(602,821)	$—	$7,241,141

(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average of Non-PEO NEOs, amounts shown represent averages for the named executive officers for the indicated fiscal year. See footnote 1 to the "Pay Versus Performance" table for a list of the named executive officers included in the average for each indicated fiscal year.
(b)Represents the grant date fair value of the equity awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested equity awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the equity awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the equity awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 5,561,313	3,241,675	2,584,898	7,542,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,156,660	(177,613)	2,989,277	7,241,141
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of CAP Adjustments

Year	Summary Compensation Table Total(a)	(Minus) Equity Award Values Reported in Summary Compensation Table for Covered Year(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Plus/(Minus) Change in Fair Value at Vesting of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	Equals Compensation Actually Paid

PEO

2023	$7,492,326	$—	$—	$17,698,563	$—	$—	$—	$25,190,889

2022	$20,941,190	$(15,413,418)	$—	$1,753,453	$—	$—	$—	$7,281,225

2021	$5,189,781	$—	$—	$9,468,646	$—	$—	$—	$14,658,427

2020	$23,548,966	$(13,648,652)	$20,028,958	$—	$—	$(2,231,346)	$—	$27,697,926

Average of Non-PEO NEOs

2023	$5,561,313	$(3,487,979)	$5,820,343	$250,219	$—	$12,764	$—	$8,156,660

2022	$3,241,675	$(1,061,221)	$936,463	$(3,328,690)	$—	$34,160	$—	$(177,613)

2021	$2,584,898	$(905,304)	$686,113	$1,276,882	$66,472	$76,179	$(795,964)	$2,989,277

2020	$7,542,123	$(4,714,638)	$4,823,418	$193,059	$—	$(602,821)	$—	$7,241,141

(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average of Non-PEO NEOs, amounts shown represent averages for the named executive officers for the indicated fiscal year. See footnote 1 to the "Pay Versus Performance" table for a list of the named executive officers included in the average for each indicated fiscal year.
(b)Represents the grant date fair value of the equity awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested equity awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the equity awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the equity awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Equity Valuation Assumption Difference, Footnote
Reconciliation of CAP Adjustments

Year	Summary Compensation Table Total(a)	(Minus) Equity Award Values Reported in Summary Compensation Table for Covered Year(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year(e)	Plus/(Minus) Change in Fair Value at Vesting of Equity Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	Equals Compensation Actually Paid

PEO

2023	$7,492,326	$—	$—	$17,698,563	$—	$—	$—	$25,190,889

2022	$20,941,190	$(15,413,418)	$—	$1,753,453	$—	$—	$—	$7,281,225

2021	$5,189,781	$—	$—	$9,468,646	$—	$—	$—	$14,658,427

2020	$23,548,966	$(13,648,652)	$20,028,958	$—	$—	$(2,231,346)	$—	$27,697,926

Average of Non-PEO NEOs

2023	$5,561,313	$(3,487,979)	$5,820,343	$250,219	$—	$12,764	$—	$8,156,660

2022	$3,241,675	$(1,061,221)	$936,463	$(3,328,690)	$—	$34,160	$—	$(177,613)

2021	$2,584,898	$(905,304)	$686,113	$1,276,882	$66,472	$76,179	$(795,964)	$2,989,277

2020	$7,542,123	$(4,714,638)	$4,823,418	$193,059	$—	$(602,821)	$—	$7,241,141

(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average of Non-PEO NEOs, amounts shown represent averages for the named executive officers for the indicated fiscal year. See footnote 1 to the "Pay Versus Performance" table for a list of the named executive officers included in the average for each indicated fiscal year.
(b)Represents the grant date fair value of the equity awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested equity awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested equity awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the equity awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each equity award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the equity awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by us to link our performance to CAP to our named executive officers for 2023. The measures in this table are not ranked:

Measure	Explanation
Adjusted Return on Equity (Adjusted ROE)	Non-GAAP financial measure calculated by dividing adjusted operating income (loss) attributable to Enstar ordinary shareholders by adjusted opening Enstar ordinary shareholders’ equity.
Fully Diluted Book Value per Ordinary Share (FDBVPS)
Non-GAAP financial measure calculated by dividing Enstar ordinary shareholders’ equity, adjusted to add the proceeds from the assumed exercise of warrants, by the number of ordinary shares outstanding, adjusted for the exercise of warrants and equity awards granted and not yet vested.

ESGR Stock Price	The price of our ordinary shares that are traded on the NASDAQ Global Select Market under the ticker symbol "ESGR".
Return on Equity (ROE)	GAAP-based financial measure calculated by dividing net earnings (loss) attributable to Enstar ordinary shareholders by opening Enstar ordinary shareholders’ equity.
Book Value per Ordinary Share (BVPS)	GAAP financial measure calculated by dividing Enstar ordinary shareholders’ equity by the number of ordinary shares outstanding.

Total Shareholder Return Amount	$ 142.69	111.69	119.69	99.05
Peer Group Total Shareholder Return Amount	168.05	151.65	127.58	106.96
Net Income (Loss)	$ 1,118,000,000	$ (870,000,000)	$ 538,000,000	$ 1,759,000,000
Company Selected Measure Amount	0.188	(0.011)	0.101	0.419
PEO Name	Dominic Silvester	Dominic Silvester	Dominic Silvester	Dominic Silvester
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Return on Equity (Adjusted ROE)
Non-GAAP Measure Description	Non-GAAP financial measure calculated by dividing adjusted operating income (loss) attributable to Enstar ordinary shareholders by adjusted opening Enstar ordinary shareholders’ equity.
Measure:: 2
Pay vs Performance Disclosure
Name	Fully Diluted Book Value per Ordinary Share (FDBVPS)
Non-GAAP Measure Description
Non-GAAP financial measure calculated by dividing Enstar ordinary shareholders’ equity, adjusted to add the proceeds from the assumed exercise of warrants, by the number of ordinary shares outstanding, adjusted for the exercise of warrants and equity awards granted and not yet vested.

Measure:: 3
Pay vs Performance Disclosure
Name	ESGR Stock Price
Non-GAAP Measure Description	The price of our ordinary shares that are traded on the NASDAQ Global Select Market under the ticker symbol "ESGR".
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Non-GAAP Measure Description	GAAP-based financial measure calculated by dividing net earnings (loss) attributable to Enstar ordinary shareholders by opening Enstar ordinary shareholders’ equity.
Measure:: 5
Pay vs Performance Disclosure
Name	Book Value per Ordinary Share (BVPS)
Non-GAAP Measure Description	GAAP financial measure calculated by dividing Enstar ordinary shareholders’ equity by the number of ordinary shares outstanding.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (15,413,418)	$ 0	$ (13,648,652)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	20,028,958
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,698,563	1,753,453	9,468,646	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(2,231,346)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Dominic Silvester [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	45.00%
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,487,979)	(1,061,221)	(905,304)	(4,714,638)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,820,343	936,463	686,113	4,823,418
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,219	(3,328,690)	1,276,882	193,059
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	66,472	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,764	34,160	76,179	(602,821)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (795,964)	$ 0
Non-PEO NEO | Orla Gregory [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	45.00%
Non-PEO NEO | Paul Brockman [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	20.00%
Non-PEO NEO | Nazar Alobaidat [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	20.00%
Non-PEO NEO | David Ni [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	20.00%
Non-PEO NEO | Matthew Kirk [Member]
Pay vs Performance Disclosure
Percentage of Award Using Company Selected Measure	20.00%